Earnings per share - Basic earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Income / (loss) attributable to equity holders of the Group	$ 239,506	$ 168,166	$ (117,755)
Weighted average number of shares (thousands)	160,891	160,755	160,500
Basic earnings per share of the year	$ 1.49	$ 1.05	$ (0.73)
Calculation of the basic earnings per share total:
From continuing operations attributable to the ordinary equity holders of the Group	1.49	1.05	(0.60)
From discontinued operations			(0.13)
Basic earnings per share of the year	$ 1.49	$ 1.05	$ (0.73)